EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 5 – Earnings per share:

Basic earnings per share is computed by dividing net income attributable to Teva by the weighted average number of ordinary shares outstanding during the period, net of treasury shares.

In computing diluted earnings per share for the three and six months ended June 30, 2015 and 2014, basic earnings per share was adjusted to take into account the potential dilution that could occur upon the exercise of options and non-vested restricted stock units (“RSUs”) granted under employee stock compensation plans, and one series of convertible senior debentures, using the treasury stock method.

The basic earnings per share for the three and six months ended June 30, 2014 were adjusted to take into account, in addition to the above, the potential dilution that could occur upon the conversion of the remaining convertible senior debentures using the “if-converted” method, by adding interest expense on the debentures and amortization of issuance costs, net of tax benefits to net income, and by adding the weighted average number of shares issuable upon assumed conversion of the debentures to the weighted average number of ordinary shares outstanding during the period.